Note 31 - Subsequent Events (Detail) (USD $)	1 Months Ended
	Mar. 31, 2012	Feb. 29, 2012	Nov. 29, 2011
Business Acquisition, Percentage of Voting Interests Acquired		100.00%	32.60%
Revenue from Grants	$ 6,284,476
Repayments of Short-term Debt	$ 2,588,200